Supplementary Financial Information (Quarterly Financial Data ) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Line Items]
Total revenues	$ 2,082.7		$ 2,084.0		$ 1,837.3		$ 1,715.6		$ 1,808.5		$ 1,767.4		$ 1,701.7		$ 1,631.5		$ 7,719.6	$ 6,909.1	$ 6,796.1
Gross profit	969.0		1,012.4		808.8		737.8		795.9		808.5		742.4		693.5		3,528.0	3,040.3	2,908.3
Net earnings	190.5		499.4		126.6		116.6		180.9		159.4		178.7		107.5		933.1	626.5	643.0
Net earnings attributable to Mylan Inc. common shareholders	$ 189.2		$ 499.1		$ 125.2		$ 115.9		$ 180.2		$ 158.9		$ 177.7		$ 106.9		$ 929.4	$ 623.7	$ 640.9
Basic (in USD per share)	$ 0.51		$ 1.33		$ 0.34		$ 0.31		$ 0.48		$ 0.42	[1]	$ 0.47	[1]	$ 0.27		$ 2.49	$ 1.63	$ 1.54
Diluted (in USD per share)	$ 0.47		$ 1.26		$ 0.32		$ 0.29		$ 0.45		$ 0.40	[1]	$ 0.46	[1]	$ 0.27		$ 2.34	$ 1.58	$ 1.52
Share prices, high	$ 58.62	[2]	$ 52.34	[2]	$ 52.10	[2]	$ 57.20	[2]	$ 44.50	[2]	$ 38.95	[2]	$ 31.87	[2]	$ 31.01	[2]
Share prices, low	$ 45.27	[2]	$ 44.97	[2]	$ 45.72	[2]	$ 42.26	[2]	$ 37.87	[2]	$ 30.37	[2]	$ 27.96	[2]	$ 27.54	[2]

[1]	The sum of earnings per share for the quarters may not equal earnings per share for the total year due to changes in the average number of common shares outstanding.
[2]	Closing prices are as reported on the NASDAQ Stock Market.